PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2023
Property Plant And Equipment
PROPERTY, PLANT AND EQUIPMENT

14. PROPERTY, PLANT AND EQUIPMENT

	2023 A$	2022 A$
Laboratory equipment, at cost	975,619	960,872
Less: cost written-off during the year	(8,243)	-
Add: additions during the year	6,402	14,747
Less: accumulated depreciation	(941,545)	(744,615)
Add: accumulated depreciation written-off during the year	8,243	-
Net laboratory equipment	40,476	231,004
Computer equipment, at cost	292,817	251,852
Less: cost written-off during the year	(3,099)	-
Less: cost transferred	(11,603)
Add: additions during the year	11,150	40,965
Less: accumulated depreciation	(261,580)	(230,186)
Add: accumulated depreciation transferred	11,897
Add: accumulated depreciation written-off during the year	3,099	-
Net computer equipment	42,681	62,631
Office equipment, at cost	18,709	10,495
Less: cost written-off during the year	-	-
Add: cost transferred	11,603
Add: additions during the year		8,214
Less: accumulated depreciation	(11,949)	(6,169)
Less: accumulated depreciation transferred	(11,897)
Add: accumulated depreciation written-off during the year	-	-
Net office equipment	6,466	12,540
Total net property, plant and equipment	89,623	306,175

Reconciliation of property, plant and equipment
Opening gross carrying amount	1,284,395	1,220,469
Add: additions purchased during the year	17,552	63,926
Less: cost written-off during the year	(11,342)	-
Closing gross carrying amount	1,290,605	1,284,395
Opening accumulated depreciation and impairment losses	(978,220)	(763,291)
Add: accumulated depreciation written-off during the year	11,342	-
Less: cost written-off during the year	(234,697)	(214,929)
Add: foreign currency translation	593	-
Closing accumulated depreciation and impairment losses	(1,200,982)	(978,220)
Total net property, plant and equipment	89,623	306,175

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

14. PROPERTY, PLANT AND EQUIPMENT (cont.)

Reconciliation of movements in property, plant and equipment by asset category for the year ended June 30, 2023

Asset category	Opening net carrying Amount A$	Additions during year A$	Transfer during year A$	Depreciation expense A$	Foreign currency translation A$	Closing net carrying amount A$
Laboratory equipment	231,004	6,402	-	(196,928)	(2)	40,476
Computer equipment	62,631	11,150	294	(31,394)	-	42,681
Office equipment	12,540	-	(294)	(6,375)	595	6,466
Totals	306,175	17,552	-	(234,697)	593	89,623

Reconciliation of movements in property, plant and equipment by asset category for the year ended June 30, 2022

Asset category	Opening net carrying Amount A$	Additions during year A$	Disposals during year A$	Depre- ciation expense A$	Closing net carrying amount A$
Laboratory equipment	412,889	14,747	-	(196,632)	231,004
Computer equipment	34,917	40,965	-	(13,251)	62,631
Office equipment	9,372	8,214	-	(5,046)	12,540
Totals	457,178	63,926	-	(214,929)	306,175